Acquired Intangible Assets and Goodwill (Tables)	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets	The carrying basis and accumulated amortization of recognized intangible assets at April 2, 2022 and January 1, 2022, are as follows:

	April 2,			January 1,
	2022			2022
	Gross Carrying Amount	Accumulated Amortization	Average Remaining Life in Years	Gross Carrying Amount	Accumulated Amortization

Intangible Assets
Customer relationships	$409,715	$104,635	11	$410,094	$97,895
Noncompete agreements	411	236	5	412	231
Tradenames and trademarks	107,826	—	Indefinite	107,980	—
Other intangibles	61,804	46,484	6	61,836	46,156

	$579,756	$151,355		$580,322	$144,282

The carrying basis and accumulated amortization of recognized intangible assets at January 1, 2022 and December 26, 2020 are as follows:

	January 1,			December 26,
	2022			2020
	Gross Carrying Amount	Accumulated Amortization	Average Remaining Life in Years	Gross Carrying Amount	Accumulated Amortization
Intangible Assets
Customer relationships	$410,094	$97,895	11	$380,863	$71,390
Noncompete agreements	412	231	5	413	151
Tradenames and trademarks	107,980	—	Indefinite	85,598	—
Other intangibles	61,836	46,156	6	58,405	41,279

	$580,322	$144,282		$525,278	$112,820

Schedule of Goodwill
The changes in the carrying amounts of goodwill for the period ended April 2, 2022 were as follows:

Balance as of January 1, 2022	$369,286

Changes due to foreign currency fluctuations	(7)

Balance as of April 2, 2022	$369,279

The changes in the carrying amounts of goodwill for the periods ended January 1, 2022 and December 26, 2020 were as follows:

Balance as of December 28, 2019	$256,227

Goodwill acquired during the period	$2,607
Changes due to foreign currency fluctuations	$589
Balance as of December 26, 2020	$259,423

Goodwill acquired during the period	110,240
Changes due to foreign currency fluctuati o ns	(376)

Balance as of January 1, 2022	$369,286